Investments in associates and joint venture - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Current assets	$ 838,362	$ 577,762
Non-current assets	4,209,541	3,956,037
Current liabilities	(479,738)	(441,605)
Non-current liabilities	(1,008,464)	(922,983)
Equity	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Sales of goods	1,147,590	810,961	801,199
Net profit from continued operations	416,263	32,682	602,935
Share in results	189,847	152,225	176,270
Sociedad Minera Cerro Verde S.A.A
Investments in associates and joint ventures
Current assets	1,875,841	1,789,427
Non-current assets	6,158,620	6,141,483
Current liabilities	(527,450)	(462,038)
Non-current liabilities	(723,526)	(788,498)
Equity	6,783,485	6,680,374
Group's share in results	1,328,359	1,308,288
Goodwill	107,763	107,763
Investments in associates	1,436,122	1,416,051
Sales of goods	4,238,322	4,143,228	3,975,295
Net profit from continued operations	953,177	778,964	925,353
Share in results	$ 186,539	$ 152,552	$ 181,221